Mining Interests Owned By Subsidiaries and Joint Operations - Disclosure of Royalty Arrangements (Detail)	12 Months Ended
Dec. 31, 2018
Nueva Union [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	1.5% - 2% modified NSR on portions of the property and 2% NPI
Alumbrera [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	3% of modified NSR plus 20 - 30% of net proceeds after capital recovery and changes in working capital
Musselwhite [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	1.25 - 5% NPI
Eleonore [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	2.2 - 3.5% of NSR
Penasquito [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	2% of NSR and 0.5% of gross income on sale of gold and silver
Cerro Negro [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	3% of modified NSR and 1% of net earnings
Pueblo Viejo [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	3.2% of NSR
Coffee [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	2% of NSR
Norte Abierto [member] | Compania Minera Casale Spa [member]
Disclosure Of Royalty Arrangements [line items]
Description of royalty arrangements	3.08% NSR on the Caspiche property; two 1.25% royalties on 25% of gross revenues from Cerro Casale and Quebrada Seca